Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Unconstrained Equity Fund	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	1,860
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	2,128
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	$ 1,776